Equity (Details)				1 Months Ended			6 Months Ended	12 Months Ended
	Jan. 08, 2021 $ / shares	Jan. 04, 2021 shares	Jul. 10, 2018 $ / shares shares	May 21, 2021 $ / shares shares	Feb. 19, 2021 $ / shares shares	Mar. 30, 2020 shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2020 shares	Sep. 27, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Jul. 10, 2018 $ / shares shares
Equity (Details) [Line Items]
Ordinary shares						3,050,701	531,005	318,601,222		500,000,000	318,601,222
Ordinary share price | (per share)										$ 0.0001		$ 0.01
Authorized share capital			380,000									380,000
Stock Issued During Period, Shares, New Issues			38,000,000					500,000,000
Share price (in Dollars per share) | $ / shares								$ 0.0001
Repurchased ordinary shares								47,035			47,035
Cancellation unissued shares (in Dollars per share) | $ / shares											$ 0.01
Converted ordinary shares						48,391,607
Transaction description							on February 28, 2020, March 19, 2020 and March 26, 2020, three unrelated investors agreed to invest US$6,000, US$4,000 and US$6,000 to purchase shares of the Company. The $12,000 of such financing of was completed on March 30, 2020, and the remaining US$4,000 financing was terminated on April 14, 2020, as the investor failed to pay the purchase price by the agreed deadline.
Issued and outstanding ordinary shares percentage							1.00%
Shares issued		1,327,514
Ordinary shares issued				40,000,000	336,001
Ordinary shares price (in Dollars per share) | $ / shares				$ 0.0001
Purchase price (in Dollars per share) | $ / shares				$ 1
Ordinary shares, issued							56,874,548		56,874,548
Ordinary shares, outstanding							104,325,637		104,325,637
Warrant outstanding							5,316,125		12,705,000
Reduced exercise price (in Dollars per share) | $ / shares	$ 1.4
Warrant description							The Company raised $6,192,286.80 in gross proceeds from the cash exercise of 4,423,062 warrants of the Company as part of the tender offer. In addition, 2,629,812 warrants to purchase ordinary shares of the Company were validly tendered for cashless exercise, resulting in the issuance of 1,364,512 ordinary shares of the Company. The Company offered its existing loyal warrant holders the opportunity to exercise their warrants at $1.40 from the initial warrant exercise price at $11.50. Approximately 55.5% of the Company’s outstanding warrants were exercised in the tender offer.
Agent fees (in Dollars) | $							$ 5,730,000
Warrants of purchase shares					336,001
Exercise price (in Dollars per share) | $ / shares					$ 2.5		$ 3
Sale of stock, description								Meten International increased its authorized share capital by creation of 500,000,000 shares with par value of US$0.0001 and issued 318,601,222 ordinary shares of US$0.0001 each, and repurchased the 47,035 existing issued ordinary shares of HK $0.01 par value each and decreased the authorized share capital by cancellation of all unissued shares of HK$0.01 each.
Warrant [Member]
Equity (Details) [Line Items]
Warrant description							The Company offered 40,000,000 ordinary shares, par value US$0.0001 per share, pursuant to the prospectus supplement and the accompanying prospectus, at a purchase price of US$1.00 per share on May 21, 2021. Since the offering price per share of this offering was $1.00 per share, which was lower than the then warrant exercise price of $2.50 per share, the exercise price for outstanding warrants was reduced to $1.00 upon closing of the offering on May 21, 2021.
Exercise price (in Dollars per share) | $ / shares							$ 11.5
Meten International [Member]
Equity (Details) [Line Items]
Ordinary shares						318,601,222
Ordinary share price | $ / shares			$ 0.01
Stock Issued During Period, Shares, New Issues			47,035
EdtechX [Member]
Equity (Details) [Line Items]
Ordinary shares						1,971,505
Investment cost (in Dollars) | $							$ 20,000
Share purchase							2,000,000